GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

14.   GOODWILL

For the years ended December 31, 2018 and 2017, changes in the net carrying amount of goodwill are as follows:

Cost:

Balance as of December 31, 2017	$569,243
Business acquisition (note 8)	(1,304)
Reclassification to assets held for sale (note 28)	(19,612)
Balance as of December 31, 2018	548,327

Accumulated amortization:

Balance as of December 31, 2018 and 2017	$(33,311)

Net carrying amount:

As of December 31, 2017	535,932
As of December 31, 2018	$515,016

The net carrying amount of goodwill as of December 31, 2018 and 2017 is allocated to the Telecommunications CGU.

Recoverable amount

The recoverable amount of the Telecommunications CGU was determined based on the higher of value in use or fair value less costs of disposal with respect to the impairment tests performed. The Corporation uses the discounted cash flow method to estimate the recoverable amount, consisting of future cash flows derived primarily from the most recent budget and three‑year strategic plan approved by the Corporation’s management and presented to the Board of Directors. These forecasts considered the CGU’s past operating performance and market share as well as economic trends, along with specific and market industry trends and corporate strategies. In particular, specific assumptions are used for each type of revenue generated by the CGU or for each nature of expenses as well as for future capital expenditures. Such assumptions will consider, among many other factors, subscribers, competitive landscape, evolution of products and services offerings, wireless penetration growth, technology evolution, bargaining agreements, Canadian GDP rates and operating cost structures.

A perpetual growth rate is used for cash flows beyond the three-year strategic plan period. The discount rate used by the Corporation is a pre-tax rate derived from the weighted average cost of capital pertaining to the CGU, which reflects the current market assessment of (i) the time value of money, and (ii) the risk specific to the assets for which the future cash flow estimates have not been risk-adjusted. The perpetual growth rate was determined with regard to the specific markets in which the CGU participates.

The following key assumptions were used to determine recoverable amounts in the most recent impairment tests performed:

	2018		2017
	Pre-tax discount	Perpetual	Pre-tax discount	Perpetual
CGU groups	rate (WACC)	growth rate	rate (WACC)	growth rate

Telecommunications	9.0%	2.5%	8.5%	2.5%